Unaudited Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)	6 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares
Revenue	$ 1,390,874	¥ 9,594,250	¥ 18,230,963
Cost of revenue	(1,286,009)	(8,870,893)	(18,923,281)
Gross profit (loss)	104,865	723,357	(692,318)
Selling and marketing expenses	(251,452)	(1,734,519)	(151,338)
General and administrative expenses	(657,821)	(4,537,652)	(2,647,992)
(Provision) reversal for credit losses	882,345	6,086,418	(125,888)
Total operating expenses	(26,928)	(185,753)	(2,925,218)
INCOME (LOSS) FROM OPERATIONS	77,937	537,604	(3,617,536)
OTHER INCOME (EXPENSES)
Interest income	9,846	67,917	14
Interest expense	(19,046)	(131,376)	(150,790)
Fair value change on equity investment	822,526	5,673,782
Other expense	(12,055)	(83,157)
Other income, net	31,739	218,937	30,071
Total other (expenses) income, net	833,010	5,746,103	(120,705)
(LOSS) INCOME BEFORE INCOME TAXES	910,947	6,283,707	(3,738,241)
INCOME TAX (EXPENSES) BENEFIT
Current			328,319
Deferred	(211,327)	(1,457,734)	(823,197)
PROVISION FOR INCOME TAXES	(211,327)	(1,457,734)	(494,878)
NET (LOSS) INCOME	699,620	4,825,973	(4,233,119)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(282,423)	(1,948,154)	(324,888)
TOTAL COMPREHENSIVE (LOSS) INCOME	$ 417,197	¥ 2,877,819	¥ (4,558,007)
Weighted average number of ordinary shares, Basic	50,530,258	50,530,258	18,000,000
Weighted average number of ordinary shares, Diluted	50,530,258	50,530,258	18,000,000
(LOSS) EARNINGS PER SHARE, BASIC | (per share)	$ 0.01	¥ 0.1	¥ (0.24)
(LOSS) EARNINGS PER SHARE, DILUTED | (per share)	$ 0.01	¥ 0.1	¥ (0.24)